SIGNIFICANT ACCOUNTING POLICIES (Derivatives) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Derivatives, Fair Value [Line Items]
Unrealized gain (loss) recorded in accumulated other comprehensive income		$ 28
Derivative Assets	717	2,570
Derivative Liabilities	(921)	(536)
Gain Recognized in Other Comprehensive Income (loss), net		28
Gain (loss) Recognized in Statements of Income	(614)	1,372
Foreign Exchange Forward Contracts [Member] | Designated As Hedging [Member]
Derivatives, Fair Value [Line Items]
Notional amount		13,303
Gain Recognized in Other Comprehensive Income (loss), net		28
Foreign Exchange Forward Contracts [Member] | Designated As Hedging [Member] | Other Accounts Receivable and Prepaid Expenses [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets		31
Foreign Exchange Forward Contracts [Member] | Designated As Hedging [Member] | Accrued expenses and other liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative Liabilities		(3)
Foreign Exchange Forward Contracts [Member] | Designated As Hedging [Member] | Cost of revenues and Operating expenses [Member]
Derivatives, Fair Value [Line Items]
Gain (loss) Recognized in Statements of Income	1,142	111
Foreign Exchange Contract [Member] | Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Notional amount	114,582	131,470
Gain Recognized in Other Comprehensive Income (loss), net
Foreign Exchange Contract [Member] | Not Designated as Hedging Instrument [Member] | Other Accounts Receivable and Prepaid Expenses [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets	717	2,539
Foreign Exchange Contract [Member] | Not Designated as Hedging Instrument [Member] | Accrued expenses and other liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative Liabilities	(921)	(533)
Foreign Exchange Contract [Member] | Not Designated as Hedging Instrument [Member] | Financial expenses, net [Member]
Derivatives, Fair Value [Line Items]
Gain (loss) Recognized in Statements of Income	$ (1,756)	$ 1,261